ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Apr. 03, 2015 CNY (¥) company	Dec. 31, 2017 CNY (¥)	Jun. 23, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACQUISITIONS
Goodwill				$ 156,995	¥ 1,021,454	¥ 217,394	¥ 217,394
YJS
ACQUISITIONS
Percentage of equity interest acquired	100.00%
Number of companies acquired | company	2
Total purchase price	¥ 250,000
Net assets	10,524
Goodwill	203,574
Deferred tax liabilities	(11,968)
Total	250,000
YJS | Trade names
ACQUISITIONS
Identifiable intangible assets:	35,600
YJS | Customer relationships
ACQUISITIONS
Identifiable intangible assets:	¥ 12,270
Zhiding Youyuan
ACQUISITIONS
Percentage of equity interest acquired			60.00%
Total purchase price			¥ 18,660
Net assets			14,170
Goodwill			13,820
Non-controlling interests			(9,330)
Total			¥ 18,660
Lagou Information Limited
ACQUISITIONS
Percentage of equity interest acquired				66.00%	66.00%
Total purchase price		¥ 782,594
Net assets					¥ 125,026
Goodwill					804,060
Deferred tax liabilities					(14,424)
Non-controlling interests					(228,230)
Total					782,594
Lagou Information Limited | Trade names
ACQUISITIONS
Identifiable intangible assets:					60,183
Lagou Information Limited | Technology
ACQUISITIONS
Identifiable intangible assets:					¥ 35,979